FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CAD ($) Debt_tranche shares		Mar. 31, 2019 CAD ($) shares	May 19, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2013 Foreign_currency_swap_agreement
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts receivable, maximum amount available to sell					$ 300.0	$ 300.0
Accounts receivable, amount sold to financial institution	$ 333.1		$ 266.2
Accounts receivable, amount sold to financial institution, fees	4.2		4.4
Net income	318.9	[1],[2]	340.1
Other comprehensive income (loss)	$ 7.2		$ (55.3)
Equity swap agreement, common shares (in shares) | shares	2,800,000		2,250,000
Letters of credit and guarantees, net	$ 189.6		$ 205.0
Revolving Unsecured Term Credit Facility, September 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Line of credit facility, maximum borrowing capacity					$ 850.0	$ 550.0
Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt, fixed interest rate	74.00%		83.00%		74.00%	83.00%
Currency risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Foreign currency strengthening change	5.00%				5.00%
Interest rate risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sensitivity analysis to interest rate change	1.00%
Net income	$ 5.7		$ 4.1
Other comprehensive income (loss)	$ 0.0		0.0
USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Number of derivative agreements entered into | Foreign_currency_swap_agreement							2
Number of tranches relating to the multi-tranche private placement debt offering | Debt_tranche	2
USD/CDN | Currency risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net income	$ 4.8		3.0
Other comprehensive income (loss)	(19.6)		(17.2)
Multi-Tranche Private Placement Debt, Tranche One, December 2024 | USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, notional amount	130.5		130.5		$ 127.0	$ 127.0
Multi-Tranche Private Placement Debt, Tranche Two, December 2027 | USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, notional amount	$ 100.7		$ 100.7		98.0	98.0
Hedges Of Net Investment In US Entities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gross finance lease obligations					48.1	64.0
Hedges Of Net Investment In US Entities | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Debt					$ 862.8	$ 822.8
Cash and Liquidity Mitigation Measures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts receivable, maximum amount available to sell				$ 400.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.